Schedule of net deferred tax liabilities (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Deferred revenue	$ 1,505	$ 1,175
Capital allowances for tax purposes	900	1,041
Accruals	3,125	4,007
Tax losses	2,190	2,220
Stock based compensation	70	129
Recurring commission liability	596	353
Lease liabilities	374	441
Other	20	19
Gross deferred tax assets	8,780	9,385
Set-off of deferred tax balances	(7,032)	(7,091)
Net deferred tax assets before valuation allowance	1,748	2,294
Less valuation allowance	(655)	(204)
Net deferred tax assets	1,093	2,090
Capital allowances for tax purposes	6,189	5,548
Intangible assets	3,700	3,661
Prepaid expenses	396	335
Deferred foreign currency gains	8,560	8,077
Investment in subsidiaries	549	401
Deferred commissions	1,231	916
Lease assets	596	505
Other	15	5
Gross deferred tax liabilities	21,236	19,448
Net deferred tax liabilities	14,204	12,357
Net deferred tax liability	(13,111)	(10,267)
Balance	(10,267)	(5,204)
Foreign currency translation	569	1,507
Other comprehensive income	(28)	(504)
Statement of Income charge	(3,385)	(6,066)
Balance	$ (13,111)	$ (10,267)